THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
CONNECTICUT GENERAL LIFE INSURANCE COMPANY
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT K
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT R
LLANY SEPARATE ACCOUNT R FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT S
LLANY SEPARATE ACCOUNT S FOR FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT Y
LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT Y
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT D
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT F
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT J
CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
VARIABLE LIFE ACCOUNT B OF VOYA RETIREMENT INSURANCE & ANNUITY COMPANY
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT JF-A
LINCOLN LIFE FLEXIBLE PREMIUM VARIABLE ACCOUNT JF-C
LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT JA-B

Supplement dated May 1, 2021 to the Prospectus

This supplement provides information that is relevant to your variable life insurance policy. It is for your information only and requires no action on your part. Keep this supplement with your prospectus for future reference.

The funds’ prospectuses and other shareholder reports will be made available on www.LincolnFinancial.com. If you wish to receive all future shareholder reports in paper, free of charge, please contact your registered representative. Your election to receive reports in paper will apply to all funds available under your Policy.

COVID-19. The health, economic and business conditions precipitated by the worldwide COVID-19 pandemic during 2020 adversely affected, and during 2021 are expected to continue to adversely affect, our earnings as well as our business, results of operations and financial condition.  As a result of the pandemic and ensuing conditions, we have experienced and expect to continue to experience a higher level of claims, which adversely affect our earnings.  We may also experience an increase in activity such as surrenders of policies, missed premium payments or 401(k) hardship withdrawals due to changes in consumer behavior as a result of financial stress.  Because the vast majority of our employees continue to work from home, along with many of our vendors and customers, and such conditions may continue well into 2021, our business operations may be adversely impacted, among other things, due to privacy incidents, cybersecurity incidents, technological issues or operational disruptions on the part of our vendors, and we may experience distribution disruptions as we continue to sell our products virtually.